Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Emerging Markets Equity Blend Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in equity securities, including common stocks, ADRs and GDRs, of non-US companies whose principal activities are located in emerging market countries.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Investment Manager allocates the Portfolio’s assets between versions of the Investment Manager’s emerging markets relative value and relative growth investment strategies. In the emerging markets relative value strategy, assets are invested in companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In the emerging markets relative growth strategy, the Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. A premium may be paid for higher, sustainable growth. The Portfolio may invest in companies of any size or market capitalization.

The Investment Manager currently intends to maintain an allocation of approximately 40%-60% of the Portfolio’s assets in each strategy, but the allocation ranges could change in the future without prior notice to shareholders. The Investment Manager will make allocation decisions between the strategies based on quantitative and qualitative analysis through proprietary software models. Quantitative analysis includes, among others, statistical analysis of portfolio risks, factor dependencies and trading tendencies. Qualitative analysis includes, among others, analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns and overall market views and scenarios. The Investment Manager will periodically review the allocation of Portfolio assets between the strategies and modify the relative weightings to emphasize risk or to seek to mitigate risk exposures.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than US dollars carry the risk that such currencies will decline in value relative to the US dollar and affect the value of these investments held in the Portfolio.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, the capital markets in the US and internationally have experienced unprecedented volatility in recent years, causing significant declines in the value and liquidity of many securities. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Value Investing and Growth Investing Risks. The Portfolio invests a portion of its assets in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The Portfolio also invests a portion of its assets in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Small Cap Companies Risk. Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation between the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Blend Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Blend Portfolio by showing the Portfolio's year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LazardNet.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 3/31/12 17.59% Worst Quarter: 9/30/11 -24.35%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.35%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	7.75%
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,609
Annual Return 2011	rr_AnnualReturn2011	(20.43%)
Annual Return 2012	rr_AnnualReturn2012	18.19%
1 Year	rr_AverageAnnualReturnYear01	18.19%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	6.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.19%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	6.20%
Institutional Shares | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.21%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	5.43%
Open Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	541
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	943
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,070
1 Year	rr_AverageAnnualReturnYear01	17.97%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010

[1]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2014, to the extent Total Annual Portfolio Operating Expenses exceed 1.30% and 1.60% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.